Description of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation
1. Description of Business and Basis of Presentation
Description and Organization
Interactive Strength Inc., together with its consolidated subsidiaries doing business as “Forme” (“Forme” or the “Company”), is an interactive home fitness platform that offers an immersive smart home gym with a life-size
touchscreen mirror and accessories. Our Members are defined as any individual who has a Forme account through a paid connected fitness membership. The Company’s interactive home fitness platform is known as the Studio, for which the Company continues to develop new accessories and add-ons
to further customize a Member’s experience (“Connected Fitness Products”). Through the Studio, Members can stream immersive, instructor-led
boutique classes anytime, anywhere. The Company enables Members to get the most out of their wellness journey from their home.
Initial Public Offering
In May 2023, the Company closed its initial public offering (“IPO”) in which we issued and sold 1.5 million shares of common stock at a public offering price of $8.00 per share and excluding shares sold in the IPO by certain of our existing stockholders. Total proceeds, after deducting underwriting commissions of $1.2 million and other offering expenses of $4.6 million, was $6.2 million.
Basis of Presentation and Consolidation
The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The condensed consolidated financial statements include the accounts of Interactive Strength Inc. and its subsidiaries in which the Company has a controlling financial interest. All intercompany balances and transactions have been eliminated.
In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, cash flows, and the changes in equity for the interim period.
Liquidity and Going Concern
Since its inception, the Company has sustained recurring losses and has relied on funding from private investors and other third-parties (collectively “outside capital”) to execute the Company’s growth strategy. As a result, the Company incurred a net loss of $40.0 million during the nine months ended September 30, 2023 and had an accumulated deficit of $155.5 million as of September 30, 2023. The Company’s long-term success is dependent upon its ability to successfully develop, market, and deliver its revenue-generating products and services in a profitable manner. While management believes the Company can be successful in executing its growth strategy, no assurance can be provided it will be able to do so in a timely or profitable manner. As a result, the Company anticipates it will continue to rely on outside capital to fund the Company’s operations for the foreseeable future.
As of the date the accompanying condensed consolidated financial statements were issued (the “issuance date”), the Company’s available liquidity was not sufficient to fund the Company’s operations over the next twelve months or meet its obligations as they become due, absent the Company’s ability to secure additional outside capital. While management plans to take action to address the Company’s liquidity needs, such as cost mitigation initiatives to reduce unnecessary costs, securing additional outside capital, and/or pursuing other strategic arrangements, no assurance can be provided that management’s actions will be sufficient to fund the Company’s operations over the next twelve months or meet its obligations as they become due.
As of September 30, 2023, the Company had $1.0 million of senior secured notes outstanding with THLWY, LLC (see Note 10).
In addition, as of September 30, 2023, the Company had loans outstanding from certain related parties (See Note 19) with an aggregate principal and interest amount owed of approximately $6.3 million. All of these loans matured prior to September 30, 2023, but their repayment has been temporarily waived. However, absent additional outside capital, the Company will be unable to repay these loans upon their maturity and, as such, the aggregate amounts owed have been classified as current debt in the accompanying condensed consolidated balance sheet as of September 30, 2023.
In the event that one or more of management’s planned actions are not sufficient to fund the Company’s operations over the next twelve months or meet its obligations as they become due, management will be required to seek other strategic alternatives, which may include, among others, a significant curtailment in the Company’s operations, a sale of certain of the Company’s assets, a sale of the entire Company to strategic or financial investors, and/or allowing the Company to become insolvent by filing for bankruptcy. These uncertainties raise substantial doubt about the Company’s ability to continue as a going concern.
The accompanying condensed consolidated financial statements have been prepared on the basis that the Company will continue to operate as a going concern, which contemplates that the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for the foreseeable future. Accordingly, the accompanying condensed consolidated financial statements do not include any adjustments that may result from the outcome of these uncertainties.

1. Description of Business and Basis of Presentation
Description and Organization
Interactive Strength Inc., together with its consolidated subsidiaries doing business as “Forme” (“Forme” or the “Company”), is an interactive home fitness platform that offers an immersive smart home gym with a life-size
touchscreen mirror and accessories. Our Members are defined as any individual who has a Forme account through a paid connected fitness membership. The Company’s interactive home fitness platform is known as the Studio, for which the Company continues to develop new accessories and add-ons
to further customize a Member’s experience (“Connected Fitness Products”). Through the Studio, Members can stream immersive, instructor-led
boutique classes anytime, anywhere. The Company enables Members to get the most out of their wellness journey from their home.
Basis of Presentation and Consolidation
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of Interactive Strength Inc. and its subsidiaries in which the Company has a controlling financial interest. All intercompany balances and transactions have been eliminated.
Liquidity and Going Concern
Since its inception, the Company has sustained recurring losses and has relied on funding from private investors and other third-parties (collectively “outside capital”) to execute the Company’s growth strategy. As a result, the Company incurred a net loss of $58.2 million during the year ended December 31, 2022 and had an accumulated deficit of $115.5 million as of December 31, 2022. The Company’s long-term success is dependent upon its ability to successfully develop, market, and deliver its revenue-generating products and services in a profitable manner. While management believes the Company can be successful in executing its growth strategy, no assurance can be provided it will be able to do so in a timely or profitable manner. As a result, the Company anticipates it will continue to rely on outside capital to fund the Company’s operations for the foreseeable future.
As of the date the accompanying consolidated financial statements were issued (the “issuance date”), the Company’s available liquidity was not sufficient to fund the Company’s operations over the next twelve months or meet its obligations as they become due, absent the Company’s ability to secure additional outside capital. While management plans to take action to address the Company’s liquidity needs, such as cost mitigation initiatives to reduce unnecessary costs, securing additional outside capital, pursuing an initial public offering of the Company’s common stock, and/or pursuing other strategic arrangements, no assurance can be provided that management’s actions will be sufficient to fund the Company’s operations over the next twelve months or meet its obligations as they become due.
In addition, as of December 31, 2022, the Company had loans outstanding from certain related parties (See Note 22) with an aggregate principal and interest amount owed of approximately $6.7 million. Certain of these loans matured prior to December 31, 2022, but their repayment has been temporarily waived, and the remaining loans are scheduled to mature over the next twelve months beyond issuance date. However, absent additional outside capital, the Company will be unable to repay these loans upon their maturity and, as such, the aggregate amounts owed have been classified as current debt in the accompanying consolidated balance sheet as of December 31, 2022.
In the event that one or more of management’s planned actions are not sufficient to fund the Company’s operations over the next twelve months or meet its obligations as they become due, management will be required to seek other strategic alternatives, which may include, among others, a significant curtailment in the Company’s operations, a sale of certain of the Company’s assets, a sale of the entire Company to strategic or financial investors, and/or allowing the Company to become insolvent by filing for bankruptcy. These uncertainties raise substantial doubt about the Company’s ability to continue as a going concern.
The accompanying consolidated financial statements have been prepared on the basis that the Company will continue to operate as a going concern, which contemplates that the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for the foreseeable future. Accordingly, the accompanying consolidated financial statements do not include any adjustments that may result from the outcome of these uncertainties.